Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Net Loss From Discontinued Operations (Details) - CAD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		$ 25		$ 36	$ 235	$ 238
Expenses
Administration expenses		8,551		8,503	16,688	17,580
Finance costs		1,661		287	2,833	524
Gain on extinguishment of liabilities			$ (79)
Loss from discontinued operations, net of income taxes		(30,234)		(14,659)	(37,081)	(30,347)
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		423		504	949	1,405
Expenses
Cost of sales and other production expenses		750		468	1,456	1,104
Research and development expenses	[1]	27,992		11,806	32,355	24,824
Administration expenses		1,095		1,348	2,190	2,943
Gain on foreign exchange		(4)		(27)	(138)	(1)
Finance costs		823		1,565	2,166	2,958
Gain on extinguishment of liabilities						(79)
Current income taxes		1		3	1	3
Loss from discontinued operations, net of income taxes		$ (30,234)		$ (14,659)	$ (37,081)	$ (30,347)

[1]	The cost of an onerous contract (note 8) is included in research and development expenses for the quarter and six months ended June 30, 2021.